CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital [member]	Reserve of exchange differences on translation [member]	Reserve of cash flow hedges [member]	Reserve of actuarial losses on defined benefit plans [member]	Other reserves [member]	Total Other reserves [member]	Retained Earnings [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Opening balance at Dec. 31, 2014	$ 6,814,736	$ 353,618	$ (498,495)	$ (53,022)	$ (15,790)	$ (3,745)	$ (571,052)	$ 6,984,564	$ 6,767,130	$ 47,606
Comprehensive income
Net profit	367,711							362,689	362,689	5,022
Other comprehensive income, net of tax	(389,145)		(374,275)	(2,374)	(878)	(781)	(378,308)		(378,308)	(10,837)
Comprehensive income	(21,434)	0	(374,275)	(2,374)	(878)	(781)	(378,308)	362,689	(15,619)	(5,815)
Dividends	(146,029)							(142,801)	(142,801)	(3,228)
Increase (decrease) from transfers and other changes	(828)							0	0	(828)
Changes in equity	(168,291)	0	(374,275)	(2,374)	(878)	(781)	(378,308)	219,888	(158,420)	(9,871)
Closing balance at Dec. 31, 2015	6,646,445	353,618	(872,770)	(55,396)	(16,668)	(4,526)	(949,360)	7,204,452	6,608,710	37,735
Comprehensive income
Net profit	217,577							213,801	213,801	3,776
Other comprehensive income, net of tax	226,188		168,884	56,492	(4,084)	26	221,318		221,318	4,870
Comprehensive income	443,765	0	168,884	56,492	(4,084)	26	221,318	213,801	435,119	8,646
Dividends	(90,828)							(88,578)	(88,578)	(2,250)
Increase (decrease) from transfers and other changes	(99)							0	0	(99)
Changes in equity	352,838	0	168,884	56,492	(4,084)	26	221,318	125,223	346,541	6,297
Closing balance at Dec. 31, 2016	6,999,283	353,618	(703,886)	1,096	(20,752)	(4,500)	(728,042)	7,329,675	6,955,251	44,032
Comprehensive income
Net profit	270,352							269,724	269,724	628
Other comprehensive income, net of tax	24,023		12,114	3,656	1,826	6,668	24,264		24,264	(241)
Comprehensive income	294,375	0	12,114	3,656	1,826	6,668	24,264	269,724	293,988	387
Dividends	(176,749)							(174,266)	(174,266)	(2,483)
Increase (decrease) from transfers and other changes	(16)							0	0	(16)
Changes in equity	117,610	0	12,114	3,656	1,826	6,668	24,264	95,458	119,722	(2,112)
Closing balance at Dec. 31, 2017	$ 7,116,893	$ 353,618	$ (691,772)	$ 4,752	$ (18,926)	$ 2,168	$ (703,778)	$ 7,425,133	$ 7,074,973	$ 41,920